Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	10,006,360
Proposed Maximum Offering Price per Unit	0.39
Maximum Aggregate Offering Price	$ 3,902,481
Fee Rate	0.01381%
Amount of Registration Fee	$ 538.93
Offering Note
(1)

Represents the shares of common stock, $0.001 par value per share of VolitionRx Limited (the “Registrant”) that will be offered for resale by the selling stockholder pursuant to the prospectus to which this exhibit is attached or any post-effective amendment to the registration statement of which this prospectus is a part. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder.

(2)

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $0.39 per share, the average of the high ($0.41) and low ($0.37) prices of the Common Stock, as reported on NYSE American on August 25, 2026, a date within five business days prior to the filing of this Registration Statement.